Related Party Transactions (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($) advance	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2021 $ / shares shares
Related Party Transaction [Line Items]
Due from related parties		$ 2,602	$ 7,681		$ 2,602	$ 14
Revenues			447	$ 619	1,117	942
Noncontrolling interest sold			10,851	104	337	313
Purchase of equity method investment			0	2,000	2,000	0
Amount loaned to equity method investee			5,035	0	2,600	0
AeroFlexx, LLC
Related Party Transaction [Line Items]
Due from related parties		$ 2,600			2,600	13
Purchase of equity method investment	$ 2,000
Number of working capital advances | advance		5
Amount loaned to equity method investee		$ 2,600
Management fee
Related Party Transaction [Line Items]
Revenues			447	444	892	789
Transactions with the Fund
Related Party Transaction [Line Items]
Related party transaction			35	$ 9	48	176
Related party
Related Party Transaction [Line Items]
Accounts payable		347	508		347	580
Realized gain on investments						14,077
Related party | Transactions with Innventure1
Related Party Transaction [Line Items]
Increase in contractual obligation						105
Decrease in contractual obligation						34
Contractual obligation		53	78		53	$ 89
Related party | Transactions with Innventure1 | Class B-1 Preferred Units
Related Party Transaction [Line Items]
Stock issued for exchange of investment (in shares) | shares						342,608
Stock issued for exchange of investment						$ 3,323
Related party | Transactions with the Fund
Related Party Transaction [Line Items]
Due from related parties		2	4		2	2
Purchase option (in shares) | shares								145,161
Purchase option, price (in usd per share) | $ / shares								$ 1
Accounts payable		294	430		$ 294	$ 491
Noncontrolling interest sold (in shares) | shares				23,712	23,712	71,136
Noncontrolling interest sold				$ 104	$ 104	$ 313
Related party | Transactions with the Fund | Management fee
Related Party Transaction [Line Items]
Revenues			$ 393	394	$ 789	789
Related party | Transactions with the Fund | Minimum
Related Party Transaction [Line Items]
Management fee percentage			1.00%		1.00%
Related party | Transactions with the Fund | Maximum
Related Party Transaction [Line Items]
Management fee percentage			2.00%		2.00%
Related party | Expense transactions with AeroFlexx
Related Party Transaction [Line Items]
Related party transaction			$ 12	$ 58	$ 128	299
Due from related parties		0	$ 43		0	$ 13
Notes payable | Related party
Related Party Transaction [Line Items]
Notes principal		$ 1,000			$ 1,000
Notes payable | Series 2 Promissory Notes
Related Party Transaction [Line Items]
Notes principal							$ 3,680
Notes payable | Series 2 Promissory Notes | Former Chief Financial Officer
Related Party Transaction [Line Items]
Notes principal							$ 500